Offerings - Offering: 1	Mar. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock offered by the selling stockholders
Amount Registered | shares	651,786
Proposed Maximum Offering Price per Unit	2.50
Maximum Aggregate Offering Price	$ 1,629,465.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 225.03
Offering Note	(1) Represents the aggregate number of shares of Class A common stock, par value $0.0001 per share ("Common Stock"), of Bitcoin Depot Inc. that may be sold by the selling stockholders. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the number of shares of Common Stock being registered on behalf of the selling stockholders shall be adjusted to include any additional Common Stock that may become issuable as a result of any distribution, split, combination or similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding shares of Common Stock. With respect to the offering of the shares of Common Stock by the selling stockholders, the proposed maximum offering price per share will be determined from time to time in connection with, and at the time of, the applicable sale by the holders of such securities. (2) The Proposed Maximum Aggregate Offering Price Per Unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low prices per share of Common Stock, as reported on the Nasdaq Capital Market on March 26, 2026. (3) The $1,629,465.00 of securities registered pursuant to this registration statement consists of 651,786 shares of Common Stock that may be sold by the selling stockholders pursuant to the prospectus to which this exhibit is attached.